UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended March 31, 2009

Check here if Amendment [X]
This Amendment No. 1 (check only one) [ ] is a restatement
                                      [X] adds new holdings

Institutional Investment Manager Filing this Report:


Bank of America Corporation
100 North Tryon Street
Charlotte, NC  28255

Form 13F File Number:  028-00158

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Angelina L. Richardson
Vice President
980-388-8434

Signature, Place, and Date of Signing:




/s/ Angelina L. Richardson
Charlotte, NC
May 28, 2009

Report Type:

[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT



List of Other Managers Reporting for this Manager:


Form 13F File Number    Name

801-41391               Columbia Wanger Asset Management, LP
028-10483               Banc of America Investment Advisors, Inc.
028-03554               Merrill Lynch and Co., Inc.

                 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 5
Form 13F Information Table Value Total: 100,298,000



List of Other Included Managers:


01.     028-10264       Bank of America, N.A.
05.     028-10267       Columbia Management Advisors, LLC
28.     028-10270       U.S. Trust Company of Delaware

                                                        VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         ISSUE CLASS    CUSIP   (X1000)  PRN AMT   PRN CALL DSCRETN  MANAGERS      SOLE     SHARED    NONE
------------------------------ ------------ --------- -------- --------- --- ---- ------- ------------ --------- ------------------
TYCO INTL LTD NAMEN-A          SHS          H89128104      3487    178265 SH       DEFINED 01              171564         0     6701
TYCO INTL LTD NAMEN-A          SHS          H89128104      2175    111199 SH       OTHER   01                8462     53090    49647
TYCO INTL LTD NAMEN-A          SHS          H89128104     92171   4712223 SH       DEFINED 05             4617763         0    94460
TYCO INTL LTD NAMEN-A          SHS          H89128104      2462    125885 SH       OTHER   05                   0     20385   105500
TYCO INTL LTD NAMEN-A          SHS          H89128104         3       141 SH       DEFINED 28                 141         0        0

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